Segment Information (Details) - Schedule of Summary of the Group’s Segment Information ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Revenues:
Total revenues	¥ 3,795,331	$ 522,255	¥ 3,081,381	¥ 2,867,974
Cost of revenue:
Total cost of revenue	(550,310)	(75,725)	(391,498)	(408,757)
Gross profit:
Total gross profit	3,245,021	$ 446,530	2,689,883	2,459,217
Learning service and others [Member]
Revenues:
Total revenues	3,621,370		3,076,565
Cost of revenue:
Total cost of revenue	(447,753)		(387,576)
Gross profit:
Total gross profit	3,173,617		2,688,989
Consumer business [Member]
Revenues:
Total revenues	173,961		4,816
Cost of revenue:
Total cost of revenue	(102,557)		(3,922)
Gross profit:
Total gross profit	¥ 71,404		¥ 894